Share-Based Compensation - Stock Option Award Unrecognized Compensation Cost (Details) - Stock Options - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock issued from treasury for options exercised
Options Exercised and Issued from Treasury	1,020	730	500
Intrinsic Value	$ 57,868	$ 23,629	$ 12,984
Unrecognized compensation cost
Unrecognized compensation cost	$ 3,600
Weighted average period of recognition of unrecognized compensation cost	1 year 8 months 12 days